Impairment loss on financial instruments, net	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
Explanation of initial application of impairment requirements for financial instruments [text block]
8.	Impairment loss on financial instruments, net

The following table sets forth the details for the loss on financial instrument recognized in the consolidated statements of profit or loss:

	December 31
	2018	2017	2016
Loss in derivative financial instruments and changes in foreign currency, net	(1,226)	(437)	(486)
Gain (loss) in financial instruments at fair value through profit or loss	648	(732)	(2,883)
Gain (loss) realized in financial instruments at fair value with changes in other comprehensive income	194	249	(356)
(Loss) gain on sale of loans	(625)	181	806
	(1,009)	(739)	(2,919)